Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Net balance		R$ 1,050,357	R$ 281,475	R$ 149,106
Cost
Intangible assets and goodwill
Net balance		1,176,766	364,205	210,587
Amortization
Intangible assets and goodwill
Net balance		(126,409)	(82,730)	(61,481)
Intangible asset in progress
Intangible assets and goodwill
Net balance	[1]	7,723	8,433
Intangible asset in progress | Cost
Intangible assets and goodwill
Net balance	[1]	7,723	8,433	1,095
Intangible asset in progress | Amortization
Intangible assets and goodwill
Net balance	[1]	0	0
Brands and patents
Intangible assets and goodwill
Net balance		25
Brands and patents | Cost
Intangible assets and goodwill
Net balance		25	0
Brands and patents | Amortization
Intangible assets and goodwill
Net balance		0
Software license
Intangible assets and goodwill
Net balance		R$ 4,139	R$ 1,412
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%	50.00%
Software license | Cost
Intangible assets and goodwill
Net balance		R$ 7,449	R$ 3,584	2,816
Software license | Amortization
Intangible assets and goodwill
Net balance		R$ (3,310)	R$ (2,172)	(1,685)
Database
Intangible assets and goodwill
Average annual amortization rates %		10.00%	10.00%
Net balance		R$ 333	R$ 413
Database | Cost
Intangible assets and goodwill
Net balance		800	800	800
Database | Amortization
Intangible assets and goodwill
Net balance		(467)	(387)	(307)
Goodwill
Intangible assets and goodwill
Net balance		813,912	163,394
Goodwill | Cost
Intangible assets and goodwill
Net balance		813,912	163,394	78,778
Goodwill | Amortization
Intangible assets and goodwill
Net balance		R$ 0	R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %		10.00%	10.00%
Net balance		R$ 38,751	R$ 45,405
Customer portfolio | Cost
Intangible assets and goodwill
Net balance		120,716	112,929	110,954
Customer portfolio | Amortization
Intangible assets and goodwill
Net balance		R$ (81,965)	(67,524)	(56,330)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	[2]	20.00%
Net balance	[2]	R$ 2,360
Non-compete | Cost
Intangible assets and goodwill
Net balance	[2]	3,234	R$ 0
Non-compete | Amortization
Intangible assets and goodwill
Net balance	[2]	R$ (874)
Platform
Intangible assets and goodwill
Average annual amortization rates %		20.00%	20.00%
Net balance	[3]	R$ 183,114	R$ 62,418
Platform | Cost
Intangible assets and goodwill
Net balance	[3]	222,907	75,065	16,144
Platform | Amortization
Intangible assets and goodwill
Net balance	[3]	R$ (39,793)	R$ (12,647)	R$ (3,159)

[1]	Since 2018, the Company is developing additional functionalities in its chatting platform that allows to establish the communication through chatbots. The Company continues to develop new components and functionalities recorded as intangible assets in progress. The developments are considered finished when they are available to be sold or incorporated into tools already available for use by customers.
[2]	Refers to the agreement of non compete between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.
[3]	On February 1, 2020, a Private Instrument of Purchase and Sale of Assets and other Covenants was signed between the Company and Omnize Software Ltda., referring to the transfer of software and intellectual property related to the Omnize customer service platform. Zenvia paid R$ 4,400 in cash on the acquisition date of the intangible asset. The asset acquisition of Omnize's customer service platform provided the technological basis for Zenvia to incorporate chat functionality into its platform.